Operating Segments - Operating Segment Net Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Operating Segment Net Income (Loss)
Operating segment net income (loss)	$ 36,438	[1]													$ 2,199	[2]	$ (30,285)	[2]	$ 12,615	[2]
DISCONTINUED OPERATIONS	(341)		(6,472)	(347)	(2,164)	(5,427)	(7,919)	(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	36,097		(23,147)	5,751	6,225	(1,040)	(44,305)	10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)		55,960		14,375
Operating Segments [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	36,438			6,098	8,389	4,387		10,994	(5,468)	575	12,776	(4,893)	18,874	6,101	2,199		(30,285)		12,615
DISCONTINUED OPERATIONS	(341)			(347)	(2,164)	(5,427)		(390)	98,281	(3,727)	(7,591)	94,554	(7,938)	94,164	(14,410)		86,245		1,760
Net income (loss) attributable to Harvest	36,097			5,751	6,225	(1,040)		10,604	92,813	(3,152)	5,185	89,661	10,936	100,265	(12,211)		55,960		14,375
Operating Segments [Member] | Venezuela [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	39,076			15,425	17,737	12,956		13,918	14,041	13,288	30,693	27,329	46,118	41,247	51,584		54,974		49,158
Operating Segments [Member] | Indonesia [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	(1,978)			(1,564)	(1,578)	(2,856)		(2,654)	(1,596)	(1,418)	(4,434)	(3,014)	(5,998)	(5,668)	(7,984)		(47,688)		(6,265)
Operating Segments [Member] | Gabon [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	(2,146)			(1,825)	(1,722)	(1,425)		(675)	(842)	(452)	(3,147)	(1,294)	(4,972)	(1,969)	(6,842)		(7,988)		(1,642)
Operating Segments [Member] | Oman [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS															(12,711)		(11,371)		(1,952)
Operating Segments [Member] | United States [Member]
Operating Segment Net Income (Loss)
Operating segment net income (loss)	1,486			(5,938)	(6,048)	(4,288)		405	(17,071)	(10,843)	(10,336)	(27,914)	(16,274)	(27,509)	(34,559)		(29,583)		(28,636)
Operating Segments [Member] | Antelope Project [Member]
Operating Segment Net Income (Loss)
DISCONTINUED OPERATIONS															$ (1,699)		$ 97,616		$ 3,712

[1]	Net of net income attributable to noncontrolling interest.
[2]	Includes net income attributable to noncontrolling interest.